Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments designated as hedging instruments (Table) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest rate swaps	$ 0	$ 131,238
Loss Recognized in Accumulated Other Comprehensive Loss - Effective Portion
Interest rate swaps	$ 0	$ 131,238